VIA EDGAR                                    August 14, 2023
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Life Insurance Company ("Registrant")
    Symetra Separate Account SL ("Depositor") (File No. 811-04909)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account SL, we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940, that the annual and/or semi-annual reports for the underlying funds have been transmitted to policy owners accordingly.

We incorporate by reference reports for the following underlying funds:

Fund Company	1940 Act Registration No.
DFA Investment Dimensions Group, Inc.	811-03258

If you have any questions regarding this filing, please contact me at (515) 471-8159.

Sincerely,

/s/ Darlene K. Chandler

Darlene K. Chandler
Senior Vice President and Associate General Counsel